Short-Term Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Short-term borrowings [Abstract]
Short-term borrowings

8. Short-term borrowings

For the six months ended June 30, 2024, the Group had repaid borrowings of RMB10,687, and obtained borrowings of RMB8,000. The interest was payable on a monthly or quarterly basis and the principal was due upon maturity or installments, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-09-08	2,000	4.40%	Jiangsu Bank
Loan 2	2024-10-30	3,000	4.00%	China Minsheng Bank
Loan 3	2024-07-07	1,000	3.70%	Bank of China
Loan 4	2025-06-14	2,000	4.15%	Beijing Bank
Loan 5	2025-06-14	5,000	3.45%	Industrial and Commercial Bank of China
Total		13,000

As of June 30, 2024, the loan 5 is guaranteed by a third party.

13. Short-term borrowings

As of December 31, 2022, the Group had RMB3.2 million of short-term borrowings which were obtained in 2022. The borrowings as of December 31, 2022 were fully repaid in 2023. As of December 31, 2023, the Group had RMB15.7 million of short-term borrowings and RMB15.2 million of which were obtained in 2023. The interest expenses were RMB182, RMB162 and RMB313 for the years ended December 31, 2021, 2022 and 2023.The interest was payable on a monthly or quarterly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-04-17	1,200	3.00%	Industrial &Commercial Bank of China (“ICBC”)
Loan 2	2024-05-08	1,000	2.80%	Industrial &Commercial Bank of China (“ICBC”)
Loan 3	2024-06-12	3,000	4.05%	China CITIC Bank
Loan 4	2024-06-15	2,000	4.02%	Bank of Beijing Zhongguancun Branch
Loan 5	2024-06-12	2,000	4.25%	Bank of Beijing Zhongguancun Branch
Loan 6	2024-09-07	2,000	4.40%	Jiangsu Bank Co., Ltd. Beijing Branch
Loan 7	2024-10-27	3,000	4.00%	China Minsheng Bank Co., Ltd. Beijing Branch
Loan 8	2024-06-21	487	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Loan 9	2024-07-07	1,000	3.70%	Industrial and Commercial Bank of China Limited Shenzhen Futian Branch
Total		15,687

As of December 31, 2023, the loan 1 and 2 are guaranteed by two third parties, and the loan 5 and 6 are guaranteed by CEO, Mr. Wen.